Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	1.30%		1.10%
Expected terms (in years)	5 years		5 years 8 months 12 days
Expected common share price volatilities	58.20%		68.00%
Expected dividends	4.90%		4.90%
Expected forfeitures	3.40%	1.00%	5.00%
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates		0.70%
Expected terms (in years)		5 years 2 months 12 days
Expected common share price volatilities		62.50%
Expected dividends		4.50%
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates		1.10%
Expected terms (in years)		5 years 8 months 12 days
Expected common share price volatilities		67.10%
Expected dividends		6.30%